JPMorgan US Equity Fund Expense Example - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan US Equity Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 121
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	663
Expense Example, with Redemption, 10 Years	1,464
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	529
Expense Example, with Redemption, 10 Years	1,176
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	223
Expense Example, with Redemption, 5 Years	389
Expense Example, with Redemption, 10 Years	870
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	55
Expense Example, with Redemption, 3 Years	175
Expense Example, with Redemption, 5 Years	306
Expense Example, with Redemption, 10 Years	688
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	143
Expense Example, with Redemption, 5 Years	251
Expense Example, with Redemption, 10 Years	$ 566